Page 2                                       March 6, 2000


                    Financial Investors Trust
                   370 17th Street, Suite 3100
                       Denver,  CO  80202

March 6, 2000


Securities and Exchange Commission
Attention:  Mr. Keith O'Connell
Judiciary Plaza
450 Fifth Street N. W.
Washington, DC  20549

     Re: Financial Investors Trust
       United Association S&P 500 Fund

     File Nos. 33-72424
               811-8194

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced fund effective February 14, 2000 does not differ from those filed in the post-effective amendment of the same date, which was filed electronically.

Sincerely,

/s/ Russell C. Burk
Russell C. Burk
Secretary

Enc.